Schedules of Investments (unaudited)
December 31, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 10.5%
Entertainment — 0.8%
Walt Disney Co.	7,947	$904,130
Interactive Media & Services — 5.2%
Alphabet Inc., Class A Shares	11,479	3,592,927
Meta Platforms Inc., Class A Shares	3,292	2,173,016
Total Interactive Media & Services		5,765,943
Media — 2.4%
Comcast Corp., Class A Shares	90,433	2,703,042
Wireless Telecommunication Services — 2.1%
T-Mobile US Inc.	11,336	2,301,662

Total Communication Services		11,674,777
Consumer Discretionary — 3.2%
Specialty Retail — 3.2%
Home Depot Inc.	4,486	1,543,633
Industria de Diseno Textil SA, ADR	123,717	2,041,330

Total Consumer Discretionary		3,584,963
Consumer Staples — 8.6%
Beverages — 2.4%
Coca-Cola Co.	28,095	1,964,122
Diageo PLC, ADR	7,790	672,043
Total Beverages		2,636,165
Food Products — 2.9%
Nestle SA, ADR	32,655	3,225,661
Household Products — 1.1%
Procter & Gamble Co.	8,658	1,240,778
Personal Care Products — 2.2%
Unilever PLC, ADR	38,040	2,487,816

Total Consumer Staples		9,590,420
Energy — 9.5%
Oil, Gas & Consumable Fuels — 9.5%
Enbridge Inc.	40,063	1,916,213
EQT Corp.	11,219	601,338
Exxon Mobil Corp.	35,500	4,272,070
Williams Cos. Inc.	61,486	3,695,924

Total Energy		10,485,545
Financials — 14.7%
Banks — 4.0%
JPMorgan Chase & Co.	8,736	2,814,914
PNC Financial Services Group Inc.	7,706	1,608,473
Total Banks		4,423,387
Consumer Finance — 1.7%
Capital One Financial Corp.	7,626	1,848,237
Financial Services — 3.9%
Apollo Global Management Inc.	15,597	2,257,822
Visa Inc., Class A Shares	6,056	2,123,900
Total Financial Services		4,381,722
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 5.1%
Marsh & McLennan Cos. Inc.	8,737	$1,620,888
MetLife Inc.	26,397	2,083,779
Travelers Cos. Inc.	6,664	1,932,960
Total Insurance		5,637,627

Total Financials		16,290,973
Health Care — 11.4%
Health Care Equipment & Supplies — 2.7%
Becton Dickinson & Co.	15,612	3,029,821
Health Care Providers & Services — 2.4%
CVS Health Corp.	22,923	1,819,169
UnitedHealth Group Inc.	2,550	841,781
Total Health Care Providers & Services		2,660,950
Pharmaceuticals — 6.3%
AstraZeneca PLC, ADR	16,273	1,495,977
Haleon PLC, ADR	220,565	2,229,912
Johnson & Johnson	8,908	1,843,511
Roche Holding AG, ADR	27,250	1,405,282
Total Pharmaceuticals		6,974,682

Total Health Care		12,665,453
Industrials — 10.6%
Aerospace & Defense — 4.3%
L3Harris Technologies Inc.	5,554	1,630,488
Northrop Grumman Corp.	2,640	1,505,354
RTX Corp.	8,679	1,591,729
Total Aerospace & Defense		4,727,571
Commercial Services & Supplies — 1.6%
Waste Management Inc.	8,087	1,776,795
Ground Transportation — 3.2%
Old Dominion Freight Line Inc.	7,441	1,166,749
Union Pacific Corp.	10,250	2,371,030
Total Ground Transportation		3,537,779
Professional Services — 1.5%
Automatic Data Processing Inc.	6,468	1,663,763

Total Industrials		11,705,908
Information Technology — 14.8%
Electronic Equipment, Instruments & Components — 1.5%
TE Connectivity PLC	7,398	1,683,119
Semiconductors & Semiconductor Equipment — 6.5%
Broadcom Inc.	12,183	4,216,536
Texas Instruments Inc.	17,000	2,949,330
Total Semiconductors & Semiconductor Equipment		7,165,866
Software — 5.0%
Microsoft Corp.	9,483	4,586,169
Oracle Corp.	5,076	989,363
Total Software		5,575,532
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.8%
	Apple Inc.	7,488	$2,035,688

Total Information Technology			16,460,205
Materials — 7.2%
Chemicals — 4.2%
	Air Products & Chemicals Inc.	11,005	2,718,455
	Linde PLC	4,520	1,927,283
Total Chemicals			4,645,738
Construction Materials — 1.7%
	Vulcan Materials Co.	6,634	1,892,149
Metals & Mining — 1.3%
	Freeport-McMoRan Inc.	28,109	1,427,656

Total Materials			7,965,543
Real Estate — 5.0%
Residential REITs — 1.6%
	AvalonBay Communities Inc.	9,695	1,757,801
Specialized REITs — 3.4%
	American Tower Corp.	9,858	1,730,769
	Public Storage	7,980	2,070,810
Total Specialized REITs			3,801,579

Total Real Estate			5,559,380
Utilities — 3.8%
Electric Utilities — 1.0%
	PG&E Corp.	66,477	1,068,285
Multi-Utilities — 2.8%
	DTE Energy Co.	8,554	1,103,295
	Sempra	23,451	2,070,489
Total Multi-Utilities			3,173,784

Total Utilities			4,242,069
Total Investments before Short-Term Investments (Cost — $94,678,833)			110,225,236
	Rate
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $760,913)	3.609%	760,913	760,913 (a)
Total Investments — 100.0% (Cost — $95,439,746)			110,986,149
Other Assets in Excess of Liabilities — 0.0%††			26,728
Total Net Assets — 100.0%			$111,012,877

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin ClearBridge Enhanced Income ETF
At December 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	1/2/26	$7,125.000	27	$18,482,850	$(81)
S&P 500 Index, Call	1/9/26	7,150.000	27	18,482,850	(540)
S&P 500 Index, Call	1/16/26	7,075.000	25	17,113,750	(7,750)
S&P 500 Index, Call	1/23/26	7,100.000	28	19,167,400	(15,036)
S&P 500 Index, Call	1/30/26	7,175.000	27	18,482,850	(14,040)
Total Exchange-Traded Written Options (Premiums received — $233,101)					$(37,447)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 11.9%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$7 *(a)(b)
Entertainment — 3.7%
Netflix Inc.	169,310	15,874,506 *
Interactive Media & Services — 8.2%
Meta Platforms Inc., Class A Shares	53,968	35,623,737

Total Communication Services		51,498,250
Consumer Discretionary — 18.8%
Automobiles — 5.6%
Tesla Inc.	53,702	24,150,863 *
Broadline Retail — 8.5%
Amazon.com Inc.	159,271	36,762,932 *
Hotels, Restaurants & Leisure — 4.7%
Airbnb Inc., Class A Shares	93,787	12,728,772 *
Chipotle Mexican Grill Inc.	215,000	7,955,000 *
Total Hotels, Restaurants & Leisure		20,683,772

Total Consumer Discretionary		81,597,567
Consumer Staples — 1.8%
Beverages — 1.8%
Monster Beverage Corp.	104,100	7,981,347 *

Financials — 6.8%
Financial Services — 4.7%
Visa Inc., Class A Shares	57,624	20,209,313
Insurance — 2.1%
Marsh & McLennan Cos. Inc.	50,397	9,349,652

Total Financials		29,558,965
Health Care — 7.5%
Biotechnology — 1.7%
Vertex Pharmaceuticals Inc.	15,849	7,185,303 *
Health Care Equipment & Supplies — 3.2%
Intuitive Surgical Inc.	24,414	13,827,113 *
Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific Inc.	19,772	11,456,885

Total Health Care		32,469,301
Industrials — 4.2%
Electrical Equipment — 2.7%
Eaton Corp. PLC	37,098	11,816,084
Ground Transportation — 1.5%
Uber Technologies Inc.	75,701	6,185,529 *

Total Industrials		18,001,613
Information Technology — 45.4%
Semiconductors & Semiconductor Equipment — 22.1%
ASML Holding NV, Registered Shares	10,358	11,081,610
NVIDIA Corp.	371,171	69,223,391
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,219	15,564,942
Total Semiconductors & Semiconductor Equipment		95,869,943
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — 14.3%
	Datadog Inc., Class A Shares	32,090	$4,363,919 *
	Intuit Inc.	17,434	11,548,630
	Oracle Corp.	71,312	13,899,422
	Palo Alto Networks Inc.	79,467	14,637,822 *
	ServiceNow Inc.	51,790	7,933,710 *
	Synopsys Inc.	20,338	9,553,165 *
Total Software			61,936,668
Technology Hardware, Storage & Peripherals — 9.0%
	Apple Inc.	144,007	39,149,743

Total Information Technology			196,956,354
Materials — 2.7%
Chemicals — 2.7%
	Linde PLC	8,000	3,411,120
	Sherwin-Williams Co.	25,045	8,115,331

Total Materials			11,526,451
Total Investments before Short-Term Investments (Cost — $305,695,164)			429,589,848
	Rate
Short-Term Investments — 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $3,847,555)	3.609%	3,847,555	3,847,555 (c)
Total Investments — 100.0% (Cost — $309,542,719)			433,437,403
Liabilities in Excess of Other Assets — (0.0)%††			(108,480)
Total Net Assets — 100.0%			$433,328,923

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin ClearBridge Enhanced Income ETF (“Enhanced Income ETF’’) and ClearBridge Large Cap Growth Select ETF (“Large Cap Growth Select ETF”) (formerly ClearBridge Large Cap Growth ESG ETF) (the “Funds”) are separate investment series of Legg Mason ETF Investment Trust (the “Trust”). Enhanced Income ETF is a separate diversified investment series of the Trust. Large Cap Growth Select ETF is a separate non-diversified investment series of the Trust. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculate its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

ClearBridge ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Enhanced Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$110,225,236	—	—	$110,225,236
Short-Term Investments†	760,913	—	—	760,913
Total Investments	$110,986,149	—	—	$110,986,149
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$37,447	—	—	$37,447

†	See Schedule of Investments for additional detailed categorizations.

ClearBridge ETFs 2025 Quarterly Report

Large Cap Growth Select ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$51,498,243	—	$7	$51,498,250
Other Common Stocks	378,091,598	—	—	378,091,598
Total Long-Term Investments	429,589,841	—	7	429,589,848
Short-Term Investments†	3,847,555	—	—	3,847,555
Total Investments	$433,437,396	—	$7	$433,437,403

†	See Schedule of Investments for additional detailed categorizations.

ClearBridge ETFs 2025 Quarterly Report